Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Construction in progress	-	76,440
Computers and equipment	133,823	185,776
Vehicle	508	508
Total	134,331	262,724
Less: accumulated depreciation	(61,895)	(116,731)
Property, plant and equipment, net	72,436	145,993

The Group had recorded depreciation expense of RMB15,427, RMB42,470 and RMB55,124 for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment was recorded for the years ended December 31, 2019, 2020 and 2021.